Consolidated Statements of Operations and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of profit or loss and other comprehensive income [abstract]
Corporate and administrative expenses	$ (13,673)	$ (9,679)
Other income - flow-through shares	5,374	4,321
Gain on disposition of mineral interests	2,183	0
Environmental rehabilitation costs	(2,056)	0
Gain on investments	612	866
Impairment of investments	(680)	0
Interest income	149	149
Finance expense (income) and other expense (income)	(32)	28
Loss before income taxes	(8,123)	(4,315)
Income tax expense	(2,164)	(2,977)
Loss for the year	(10,287)	(7,289)
Items that may be reclassified subsequently to profit or loss:
Reclassification of previously deferred gains on available for sale investments	(331)	(278)
Unrealized gain on available for sale investments	234	734
Total other comprehensive income (loss)	(98)	456
Comprehensive loss for the year	$ (10,385)	$ (6,833)
Basic and diluted net loss per Common Share	$ (0.18)	$ (0.14)
Basic and diluted weighted average number of common shares outstanding	56,428,233	53,328,938